Condensed Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Income Statement [Abstract]
Revenues	$ 30	$ 580	$ 435	$ 2,350	$ 2,048
Operating Expenses:
Cost of revenues				116	144
Sales and marketing	96,674	252,957	148,440	521,674	855,270
Research and development	49,665	192,105	87,087	317,986	513,088
Professional and consulting					727,554
General and administrative	359,827	258,101	581,755	583,055	395,624
Depreciation and amortization	22,925	5,690	40,163	8,097	29,398
Total Operating Expenses	529,091	708,853	857,445	1,430,928	2,521,078
Loss From Operations	(529,061)	(708,273)	(857,010)	(1,428,578)	(2,519,030)
Other Income (Expense):
Liquidated damages expense		(190,806)		(366,923)	(731,652)
Interest income (expense)	1,288	(22,856)	1,288	(35,224)	(73,498)
Total Other Income (Expense)	1,288	(213,662)	1,288	(402,147)	(805,150)
Net Loss Before Income Taxes	(527,773)	(921,935)	(855,722)	(1,830,725)	(3,324,180)
Provision for Income Taxes (Benefit)
Net Loss	(527,773)	(921,935)	(855,722)	(1,830,725)	(3,324,180)
Dividends on preferred stock	(22,944)	(2,495)	(25,710)	(4,942)
Net Loss Attributable to Common Stockholders	$ (550,717)	$ (924,430)	$ (881,432)	$ (1,835,667)	$ (3,324,180)
Net Income (Loss) Per Common Share:
Basic	$ (0.07)	$ (0.13)	$ (0.11)	$ (0.26)	$ (0.47)
Diluted	$ (0.07)	$ (0.13)	$ (0.11)	$ (0.26)	$ (0.47)
Weighted Average Common Shares Outstanding:
Basic	7,724,297	7,118,933	7,704,580	7,118,933	7,123,001
Diluted	7,724,297	7,118,933	7,704,580	7,118,933	7,123,001